UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 110.1%
AUSTRALIA 1.2%
MATERIALS—METALS & MINING 0.2%
BHP Billiton Ltd.(a)	29,287	$462,568
REAL ESTATE—RETAIL 0.6%
Federation Centres(a)	221,025	426,808
Scentre Group(a)	219,517	604,176
Westfield Corp.(a)	76,338	537,168
		1,568,152
TOLL ROADS 0.4%
Transurban Group(a)	133,445	934,755
TOTAL AUSTRALIA		2,965,475
BELGIUM 0.4%
CONSUMER STAPLES
Anheuser-Busch InBev NV(a),(b)	10,069	1,070,893
BERMUDA 0.1%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	23,074	233,278
CANADA 1.5%
CONSUMER—CYCLICAL—AUTOMOBILES 0.4%
Magna International	21,000	1,007,276
PIPELINES—C-CORP 0.6%
Enbridge	12,945	480,648
TransCanada Corp.	31,138	984,656
		1,465,304
RAILWAYS 0.5%
Canadian National Railway Co.	18,900	1,073,243
TOTAL CANADA		3,545,823
CHINA 0.6%
INFORMATION TECHNOLOGY—DIVERSIFIED FINANCIAL SERVICES 0.4%
Alibaba Group Holding Ltd. (Cayman Islands), ADR (USD)(c),(d)	14,000	825,580
TOLL ROADS 0.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	386,000	495,948
TOTAL CHINA		1,321,528

	Number of Shares	Value
FRANCE 5.2%
COMMUNICATIONS—SATELLITES 0.3%
Eutelsat Communications SA(a)	23,784	$729,480
CONSUMER STAPLES 1.0%
Danone SA(a),(b)	38,641	2,439,140
DIVERSIFIED 0.4%
LVMH Moet Hennessy Louis Vuitton SA(a),(b)	6,500	1,106,579
ENERGY—OIL & GAS 0.6%
Total SA(a),(b)	29,980	1,348,586
FINANCIAL—BANKS 0.9%
BNP Paribas(a),(b)	36,900	2,172,453
HEALTH CARE—PHARMACEUTICALS 0.4%
Sanofi(a)	10,000	952,000
INDUSTRIALS—AEROSPACE & DEFENSE 0.7%
Airbus Group NV(a)	27,000	1,598,940
RAILWAYS 0.3%
Groupe Eurotunnel SA(a),(b)	49,973	680,855
REAL ESTATE 0.6%
DIVERSIFIED 0.2%
Fonciere des Regions(a)	4,499	392,289
RETAIL 0.4%
Klepierre(a)	23,870	1,081,844
TOTAL REAL ESTATE		1,474,133
TOTAL FRANCE		12,502,166
GERMANY 4.7%
FINANCIAL 2.0%
BANKS 0.7%
Deutsche Bank AG(a),(b)	59,800	1,613,833
INSURANCE 1.3%
Allianz SE(a),(b)	20,500	3,220,403
TOTAL FINANCIAL		4,834,236
HEALTH CARE—PHARMACEUTICALS 0.7%
Bayer AG(a),(b)	13,000	1,667,878
INDUSTRIALS—ELECTRICAL EQUIPMENT 0.4%
Siemens AG(a),(b)	11,700	1,045,242
MATERIALS—CHEMICALS 0.5%
BASF SE(a),(b)	16,000	1,223,733

	Number of Shares	Value
REAL ESTATE 0.4%
OFFICE 0.1%
Alstria Office REIT AG(a)	17,754	$231,065
RESIDENTIAL 0.3%
Deutsche Wohnen AG(a)	22,882	611,966
TOTAL REAL ESTATE		843,031
TECHNOLOGY—SOFTWARE 0.7%
SAP AG(a),(b)	26,300	1,703,811
TOTAL GERMANY		11,317,931
HONG KONG 2.4%
ENERGY—OIL & GAS 0.4%
CNOOC Ltd.(a),(b)	854,000	880,411
INVESTMENT COMPANY—DIVERSIFIED FINANCIALS 0.4%
CK Hutchison Holdings Ltd. (Cayman Islands)(a)	83,005	1,084,009
REAL ESTATE 1.1%
DIVERSIFIED 0.7%
Cheung Kong Property Holdings Ltd.(a)	39,000	285,726
Henderson Land Development Co., Ltd.(a)	19,000	113,861
New World Development Co., Ltd.(a)	468,000	455,170
Sun Hung Kai Properties Ltd.(a)	50,404	657,435
		1,512,192
OFFICE 0.2%
Hongkong Land Holdings Ltd. (USD)(a)	70,598	467,486
RETAIL 0.2%
Link REIT(a)	99,000	543,755
TOTAL REAL ESTATE		2,523,433
TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.(a),(b)	96,500	1,151,306
TOTAL HONG KONG		5,639,159
IRELAND 2.3%
HEALTH CARE—PHARMACEUTICALS 1.8%
Allergan PLC (USD)(b),(c),(d)	15,714	4,271,222
INDUSTRIALS—BUILDING PRODUCTS 0.5%
Allegion PLC (USD)	19,141	1,103,670
TOTAL IRELAND		5,374,892

	Number of Shares	Value
ITALY 1.4%
COMMUNICATIONS—TOWERS 0.6%
Ei Towers S.p.A.(a),(b)	16,403	$1,008,730
RAI Way S.p.A., 144A(a),(e)	77,120	368,006
		1,376,736
GAS DISTRIBUTION 0.2%
Snam S.p.A.(a)	100,708	517,224
REAL ESTATE—DIVERSIFIED 0.1%
Beni Stabili S.p.A. (USD)(a)	365,550	283,986
RETAIL 0.5%
Luxottica Group SpA(a),(b)	15,700	1,088,081
TOTAL ITALY		3,266,027
JAPAN 10.6%
AUTOMOTIVE 0.5%
Toyota Motor Corp.(a),(b)	18,500	1,083,137
CONSUMER DISCRETIONARY—MEDIA 0.7%
CyberAgent(a),(b)	42,500	1,662,544
ELECTRIC—INTEGRATED ELECTRIC 0.2%
Electric Power Development Co., Ltd.(a)	12,700	387,596
FINANCIAL 1.8%
DIVERSIFIED FINANCIAL SERVICES 1.2%
Mitsubishi UFJ Financial Group(a),(b)	176,200	1,064,642
ORIX Corp.(a),(b)	140,500	1,812,357
		2,876,999
INSURANCE 0.6%
NKSJ Holdings(a),(b)	46,250	1,343,323
TOTAL FINANCIAL		4,220,322
GAS DISTRIBUTION 0.2%
Tokyo Gas Co., Ltd.(a)	75,000	362,799
HEALTH CARE—PHARMACEUTICALS 0.4%
Astellas Pharma(a),(b)	81,100	1,049,765
INDUSTRIALS 3.0%
COMMERCIAL SERVICES & SUPPLIES 0.9%
Secom Co., Ltd.(a),(b)	35,700	2,147,017
ELECTRICAL EQUIPMENT 2.1%
Fanuc Ltd.(a),(b)	10,500	1,615,306
Murata Manufacturing Co., Ltd.(a),(b)	10,400	1,343,415

	Number of Shares	Value
Nidec Corp.(a),(b)	31,500	$2,166,127
		5,124,848
TOTAL INDUSTRIALS		7,271,865
RAILWAYS 0.2%
Central Japan Railway Co.(a)	3,000	483,683
REAL ESTATE 1.8%
DIVERSIFIED 1.3%
Mitsubishi Estate Co., Ltd.(a)	27,000	551,542
Mitsui Fudosan Co., Ltd.(a)	33,000	904,575
Mori Hills REIT Investment Corp.(a)	195	229,534
Nomura Real Estate Master Fund(a)	128	161,800
Sekisui House Ltd.(a),(b)	74,000	1,159,130
		3,006,581
INDUSTRIALS 0.1%
GLP J-REIT(a)	198	189,451
OFFICE 0.2%
Hulic REIT(a)	308	406,764
RETAIL 0.2%
AEON Mall Co., Ltd.(a)	14,800	227,348
Japan Retail Fund Investment Corp.(a)	190	367,623
		594,971
TOTAL REAL ESTATE		4,197,767
TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
Kyocera Corp.(a),(b)	26,900	1,232,019
Sony Corp.(a),(b)	40,500	992,740
		2,224,759
TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.(a),(b)	100,300	2,245,025
TOTAL JAPAN		25,189,262
JERSEY 0.9%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)(a),(b)	107,500	2,238,043
MEXICO 1.0%
AIRPORTS 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,088	615,522

	Number of Shares	Value
CONSUMER—NON-CYCLICAL—RETAIL 0.4%
Wal-Mart de Mexico SAB de CV	410,600	$1,013,086
TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	573,400	476,564
TOLL ROADS 0.1%
OHL Mexico SAB de CV(c)	176,097	227,089
TOTAL MEXICO		2,332,261
NETHERLANDS 1.9%
MATERIALS—CHEMICALS 0.5%
LyondellBasell Industries NV, Class A (USD)(d)	12,700	1,058,672
REAL ESTATE 0.5%
DIVERSIFIED 0.1%
Nieuwe Steen Investments NV(a)	73,618	285,446
RETAIL 0.4%
Wereldhave NV(a)	15,300	883,138
TOTAL REAL ESTATE		1,168,584
TECHNOLOGY—SEMICONDUCTORS 0.9%
NXP Semiconductors NV (USD)(b),(c),(d)	25,200	2,194,164
TOTAL NETHERLANDS		4,421,420
NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.(a)	164,994	516,513
SINGAPORE 1.6%
REAL ESTATE 0.2%
DIVERSIFIED 0.1%
Capitaland Ltd.(a)	146,800	277,190
INDUSTRIALS 0.1%
Global Logistic Properties Ltd.(a)	152,819	219,709
TOTAL REAL ESTATE		496,899
TECHNOLOGY—SEMICONDUCTORS 1.4%
Avago Technologies Ltd. (USD)(b),(d)	26,379	3,297,639
TOTAL SINGAPORE		3,794,538
SOUTH KOREA 0.4%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(c),(e)	2,000	945,000

	Number of Shares	Value
SPAIN 1.0%
FINANCIAL—BANKS 0.3%
Banco Santander Central Hispano SA(a)	135,474	$720,370
GAS DISTRIBUTION 0.2%
Enagas SA(a)	17,151	491,814
REAL ESTATE—DIVERSIFIED 0.1%
Hispania Activos Inmobiliarios SA(a),(c)	23,128	321,661
Lar Espana Real Estate Socimi SA	3,349	31,995
		353,656
TOLL ROADS 0.4%
Ferrovial SA(a)	37,754	903,082
TOTAL SPAIN		2,468,922
SWEDEN 0.7%
COMMUNICATIONS—TELECOMMUNICATIONS
TeliaSonera AB(a),(b)	314,800	1,699,222
SWITZERLAND 7.2%
AIRPORTS 0.3%
Flughafen Zuerich AG(a),(b)	1,100	765,630
CONSUMER—NON-CYCLICAL—FOOD 1.6%
Nestle SA(a),(b)	50,320	3,784,348
FINANCIAL 2.8%
BANKS 0.5%
Credit Suisse Group AG(a),(b)	48,673	1,169,945
INSURANCE 2.3%
ACE Ltd. (USD)(d)	31,500	3,257,100
Zurich Insurance Group AG(a),(b)	8,800	2,160,454
		5,417,554
TOTAL FINANCIAL		6,587,499
HEALTH CARE—PHARMACEUTICALS 1.6%
Novartis AG(a),(b)	42,300	3,887,871
INDUSTRIALS 0.9%
CONSTRUCTION MATERIALS 0.4%
LafargeHolcim Ltd. (EUR)(c)	17,577	915,641
ELECTRICAL COMPONENT & EQUIPMENT 0.5%
TE Connectivity Ltd. (USD)(d)	18,364	1,099,820

	Number of Shares	Value
TOTAL INDUSTRIALS		$2,015,461
TOTAL SWITZERLAND		17,040,809
UNITED KINGDOM 7.7%
CONSUMER STAPLES—BEVERAGE 0.8%
Diageo PLC(a),(b)	67,000	1,800,082
CONSUMER—CYCLICAL—RETAIL 0.9%
Next PLC(a),(b)	19,400	2,235,695
CONSUMER—NON-CYCLICAL—HOUSEHOLD PRODUCTS 1.1%
Reckitt Benckiser Group PLC(a),(b)	29,000	2,629,888
ELECTRIC—REGULATED ELECTRIC 0.2%
National Grid PLC(a)	29,280	407,787
ENERGY—OIL & GAS 1.0%
BP PLC(a),(b)	450,716	2,286,648
FINANCIAL—BANKS 1.8%
Barclays PLC(a),(b)	596,700	2,208,259
HSBC Holdings PLC(a),(b)	142,247	1,073,070
Lloyds Banking Group PLC(a)	945,000	1,075,845
		4,357,174
HEALTH CARE—PHARMACEUTICALS 0.9%
GlaxoSmithKline PLC(a),(b)	116,977	2,245,243
REAL ESTATE 0.8%
DIVERSIFIED 0.5%
Hammerson PLC(a)	63,923	603,603
Land Securities Group PLC(a)	31,399	598,589
		1,202,192
OFFICE 0.2%
Derwent London PLC(a)	7,596	418,697
SELF STORAGE 0.1%
Big Yellow Group PLC(a)	33,901	371,645
TOTAL REAL ESTATE		1,992,534
WATER 0.2%
United Utilities Group PLC(a)	35,755	501,142
TOTAL UNITED KINGDOM		18,456,193

	Number of Shares	Value
UNITED STATES 57.1%
COMMUNICATIONS 1.4%
TELECOMMUNICATION 0.5%
Verizon Communications(d)	26,199	$1,139,918
TOWERS 0.9%
American Tower Corp.(d)	11,791	1,037,372
Crown Castle International Corp.(d)	15,719	1,239,758
		2,277,130
TOTAL COMMUNICATIONS		3,417,048
CONSUMER—CYCLICAL 6.1%
APPAREL 1.3%
Hanesbrands(d)	29,400	850,836
VF Corp.(b),(d)	32,300	2,203,183
		3,054,019
AUTOMOBILES 0.2%
Ford Motor Co.(b)	38,200	518,374
HOME BUILDERS 0.6%
D.R. Horton(b)	44,900	1,318,264
MEDIA 2.1%
The Walt Disney Co.(b),(d)	48,293	4,935,544
RESTAURANT 1.2%
Starbucks Corp.(b),(d)	48,245	2,742,246
RETAIL 0.3%
Ross Stores(b),(d)	16,600	804,602
SPECIALTY RETAIL 0.4%
Home Depot/The	9,000	1,039,410
TOTAL CONSUMER—CYCLICAL		14,412,459
CONSUMER—NON-CYCLICAL 3.6%
FOOD PRODUCTS 2.1%
Kroger Co/The(b)	34,936	1,260,142
Tyson Foods, Class A(b)	87,900	3,788,490
		5,048,632
RETAIL 1.5%
CVS Caremark Corp.(b)	25,099	2,421,552

	Number of Shares	Value
Wal-Mart Stores(b),(d)	16,197	$1,050,213
		3,471,765
TOTAL CONSUMER—NON-CYCLICAL		8,520,397
DIVERSIFIED 0.3%
Macquarie Infrastructure Co LLC(d)	10,473	781,914
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.6%
NextEra Energy(b)	9,928	968,476
Pattern Energy Group	23,885	455,965
		1,424,441
REGULATED ELECTRIC 0.7%
CMS Energy Corp.(b)	17,918	632,864
Edison International	8,136	513,137
Eversource Energy	10,569	535,003
		1,681,004
TOTAL ELECTRIC		3,105,445
ENERGY 4.9%
ENERGY EQUIPMENT & SERVICES 0.5%
Halliburton Co.(d)	29,800	1,053,430
OIL & GAS 4.4%
Anadarko Petroleum Corp.(b)	29,337	1,771,661
Exxon Mobil Corp.(b)	65,847	4,895,725
Hess Corp.(b),(d)	44,064	2,205,844
Noble Energy(b),(d)	52,900	1,596,522
		10,469,752
TOTAL ENERGY		11,523,182
FINANCIAL 9.0%
BANKS 3.1%
Bank of America Corp.(d)	77,500	1,207,450
East West Bancorp(d)	23,800	914,396
Huntington Bancshares(b),(d)	107,900	1,143,740
PNC Financial Services Group(b)	17,100	1,525,320
Wells Fargo & Co.(b)	49,087	2,520,618
		7,311,524

	Number of Shares	Value
CREDIT CARD 0.7%
Discover Financial Services(b),(d)	32,100	$1,668,879
DIVERSIFIED FINANCIAL SERVICES 3.7%
Ameriprise Financial(b)	19,500	2,128,035
BlackRock(b)	7,223	2,148,626
JPMorgan Chase & Co.(b)	57,394	3,499,312
Morgan Stanley(b)	34,000	1,071,000
		8,846,973
INSURANCE 1.5%
American International Group(b)	43,776	2,487,352
Assurant	13,800	1,090,338
		3,577,690
TOTAL FINANCIAL		21,405,066
GAS DISTRIBUTION 0.8%
Atmos Energy Corp.	11,815	687,397
Sempra Energy(b)	11,785	1,139,845
		1,827,242
HEALTH CARE 5.7%
BIOTECHNOLOGY 1.9%
Amgen(b)	10,700	1,480,024
Biogen(c)	3,200	933,792
Gilead Sciences(d)	21,700	2,130,723
		4,544,539
HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
Zimmer Holdings(b)	23,530	2,210,173
HEALTH CARE PROVIDERS & SERVICES 2.2%
Aetna(b)	14,200	1,553,622
Cigna Corp.(b)	27,240	3,677,945
		5,231,567
HEALTHCARE PRODUCTS 0.7%
Thermo Fisher Scientific(b)	13,637	1,667,532
TOTAL HEALTH CARE		13,653,811
INDUSTRIALS 6.2%
AEROSPACE & DEFENSE 2.3%
General Dynamics Corp.(b),(d)	23,500	3,241,825

	Number of Shares	Value
L-3 Communications Holdings(b)	21,713	$2,269,443
		5,511,268
AIRLINES 0.5%
United Continental Holdings(b),(c),(d)	19,624	1,041,053
		1,041,053
AUTO MANUFACTURERS 0.5%
PACCAR(d)	23,500	1,225,995
COMMERCIAL SERVICES & SUPPLIES 1.4%
Equifax(b),(d)	35,000	3,401,300
		3,401,300
DIVERSIFIED MANUFACTURING 1.1%
Honeywell International(b)	17,900	1,694,951
WW Grainger(d)	4,400	946,044
		2,640,995
ROAD & RAIL 0.4%
CSX Corp.(b),(d)	19,500	524,550
Union Pacific Corp.	4,966	439,044
		963,594
TOTAL INDUSTRIALS		14,784,205
MATERIALS—CHEMICALS 1.3%
Ecolab(d)	9,800	1,075,256
Monsanto Co.(b)	23,781	2,029,471
		3,104,727
PIPELINES 1.3%
PIPELINES—C-CORP 0.5%
SemGroup Corp., Class A	8,327	360,059
Williams Cos. (The)(b)	21,781	802,630
		1,162,689
PIPELINES—MLP 0.8%
Dominion Midstream Partners LP	15,480	415,638
Energy Transfer Equity LP(d)	37,860	787,867
Genesis Energy LP	16,212	621,568
		1,825,073
TOTAL PIPELINES		2,987,762

	Number of Shares	Value
REAL ESTATE 6.4%
DIVERSIFIED 0.4%
Gramercy Property Trust	7,421	$154,134
Vornado Realty Trust(d)	10,329	933,948
		1,088,082
HEALTH CARE 0.8%
HCP	8,159	303,923
Omega Healthcare Investors	21,192	744,899
Welltower	11,539	781,421
		1,830,243
HOTEL 0.3%
Host Hotels & Resorts	25,293	399,883
Sunstone Hotel Investors	16,362	216,469
		616,352
OFFICE 0.8%
BioMed Realty Trust	17,204	343,736
Douglas Emmett	10,526	302,307
Empire State Realty Trust, Class A	13,458	229,190
Kilroy Realty Corp.	5,694	371,021
SL Green Realty Corp.	6,557	709,205
		1,955,459
RESIDENTIAL 1.6%
APARTMENT 1.4%
Apartment Investment & Management Co.	17,144	634,671
Education Realty Trust	8,972	295,627
Equity Residential(d)	15,113	1,135,289
Mid-America Apartment Communities	3,836	314,053
Starwood Waypoint Residential Trust	7,841	186,851
UDR	21,339	735,769
		3,302,260
MANUFACTURED HOME 0.2%
Sun Communities	7,677	520,193
TOTAL RESIDENTIAL		3,822,453
SELF STORAGE 0.8%
Extra Space Storage	12,362	953,852

	Number of Shares	Value
Public Storage	4,529	$958,472
		1,912,324
SHOPPING CENTERS 1.5%
COMMUNITY CENTER 0.6%
DDR Corp.	38,665	594,668
Regency Centers Corp.	12,163	755,930
		1,350,598
FREE STANDING 0.1%
Spirit Realty Capital	29,836	272,701
REGIONAL MALL 0.8%
Macerich Co. (The)	3,452	265,183
Simon Property Group(d)	9,655	1,773,816
		2,038,999
TOTAL SHOPPING CENTERS		3,662,298
SPECIALTY 0.2%
CyrusOne	5,824	190,212
QTS Realty Trust, Class A	5,845	255,368
		445,580
TOTAL REAL ESTATE		15,332,791
SHIPPING 0.3%
Teekay Corp. (Marshall Islands)(d)	25,478	755,168
TECHNOLOGY 8.3%
COMPUTERS 3.5%
Apple(b),(d)	54,700	6,033,410
Cadence Design Systems(c),(d)	79,500	1,644,060
Hewlett-Packard Co.(b)	25,400	650,494
		8,327,964
INTERNET SERVICE PROVIDER 1.2%
Google, Class A(b),(c)	4,600	2,936,502
SEMICONDUCTORS 0.5%
SanDisk Corp.(b)	22,653	1,230,737
SERVICES 1.5%
Visa, Class A(b),(d)	50,892	3,545,137
SOFTWARE 1.6%
Microsoft Corp.(b),(d)	86,046	3,808,396

	Number of Shares	Value
TOTAL TECHNOLOGY		$19,848,736
WATER 0.2%
American Water Works Co.	9,041	497,978
TOTAL UNITED STATES		135,957,931

TOTAL COMMON STOCK (Identified cost—$245,699,664)		262,297,286

CLOSED-END FUNDS—UNITED STATES 2.7%
COVERED CALL 0.3%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	17,707	251,439
Eaton Vance Tax-Managed Diversified Equity Income Fund(d)	24,067	247,409
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(b)	8,672	92,704
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(b)	30,012	249,100
		840,652
EQUITY TAX—ADVANTAGED 0.4%
Eaton Vance Tax-Advantaged Dividend Income Fund(d)	17,026	312,938
Eaton Vance Tax-Advantaged Global Dividend Income Fund	6,307	93,344
Gabelli Dividend & Income Trust(b)	14,346	251,916
John Hancock Tax-Advantaged Dividend Income Fund	9,520	186,877
		845,075
GLOBAL HYBRID (GROWTH & INCOME) 0.0%
Clough Global Opportunities Fund	8,639	92,437
INVESTMENT GRADE 0.0%
PIMCO Corporate and Income Opportunity Fund	4,724	62,829
MASTER LIMITED PARTNERSHIPS 0.2%
First Trust Energy Income and Growth Fund	16,490	418,681
Kayne Anderson MLP Investment Company	6,585	152,640
		571,321
MULTI-SECTOR 0.6%
AllianzGI Convertible & Income Fund(b)	30,119	175,594
PIMCO Dynamic Credit Income Fund	20,313	371,119
PIMCO Dynamic Income Fund	5,383	155,030
PIMCO Income Opportunity Fund(b)	13,461	307,718

	Number of Shares	Value
PIMCO Income Strategy Fund II	35,333	$312,344
		1,321,805
MUNICIPAL 0.2%
BlackRock MuniHoldings Investment Quality Fund	12,837	181,387
Eaton Vance Municipal Bond Fund	15,000	187,650
PIMCO Municipal Income Fund II	16,506	198,402
		567,439
PREFERRED 0.2%
Nuveen Preferred Income Opportunities Fund	42,094	378,425
REAL ESTATE 0.2%
CBRE Clarion Global Real Estate Income Fund	16,968	125,224
Nuveen Real Estate Income Fund	24,636	247,592
		372,816
SENIOR LOAN 0.1%
Nuveen Credit Strategies Income Fund	31,132	248,433
U.S. GENERAL EQUITY 0.5%
Consumer Discretionary Select Sector SPDR Fund	3,787	281,222
Gabelli Equity Trust	46,754	244,056
SPDR S&P 500 ETF Trust(d)	2,282	437,300
Vanguard S&P 500 ETF Trust	889	156,206
		1,118,784
TOTAL CLOSED-END FUNDS (Identified cost—$6,951,748)		6,420,016

PREFERRED SECURITIES—$25 PAR VALUE 3.7%
UNITED KINGDOM 0.9%
BANKS—FOREIGN
Barclays Bank PLC, 7.10%, Series III (USD)	40,000	1,024,000
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	43,369	1,060,372
		2,084,372
UNITED STATES 2.8%
BANKS 0.4%
Bank of America Corp., 6.50%, Series Y	40,000	1,016,800
ELECTRIC—INTEGRATED 0.4%
Integrys Holdings, 6.00%, due 8/1/73	40,000	1,076,000
FINANCE 0.4%
Morgan Stanley, 6.375%, Series I	40,000	1,017,600

	Number of Shares	Value
INDUSTRIALS—CHEMICALS 0.4%
CHS, 7.10%, Series II	35,984	$955,735
INSURANCE—MULTI-LINE 0.4%
PartnerRe Ltd., 7.25%, Series E	34,664	953,260
REAL ESTATE—DIVERSIFIED 0.8%
Colony Financial, 8.50%, Series A(b)	28,000	715,400
VEREIT, 6.70%, Series F(d)	45,000	1,089,000
		1,804,400
TOTAL UNITED STATES		6,823,795

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$8,788,753)		8,908,167

PREFERRED SECURITIES—CAPITAL SECURITIES 7.1%
AUSTRALIA 0.7%
INSURANCE-FOREIGN
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (USD)	1,755,000	1,833,975
FRANCE 0.9%
BANKS—FOREIGN 0.4%
BNP Paribas, 7.375%, 144A (USD)(e)	1,000,000	1,007,500
INSURANCE—LIFE/HEALTH INSURANCE 0.5%
La Mondiale, 7.625% (USD)	1,000,000	1,079,189
TOTAL FRANCE		2,086,689
SWITZERLAND 1.6%
BANKS—FOREIGN 1.2%
UBS Group AG, 7.00% (USD)	900,000	919,125
UBS Group AG, 7.125% (USD)	1,900,000	1,955,813
		2,874,938
INSURANCE—REINSURANCE—FOREIGN 0.4%
Aquarius + Investments PLC, 8.25% (USD)	910,000	980,605
TOTAL SWITZERLAND		3,855,543
UNITED KINGDOM 1.3%
BANKS—FOREIGN
Royal Bank of Scotland Group PLC, 7.50% (USD)	1,000,000	1,000,310
Royal Bank of Scotland Group PLC, 8.00% (USD)	2,050,000	2,070,500
		3,070,810

	Number of Shares	Value
UNITED STATES 2.6%
BANKS 0.9%
Bank of America Corp., 6.50%, Series Z	2,037,000	$2,080,286
INSURANCE—LIFE/HEALTH INSURANCE 1.7%
MetLife, 5.25%, Series C	3,000,000	2,977,500
Prudential Financial, 5.625%, due 6/15/43	1,000,000	1,034,500
		4,012,000
TOTAL UNITED STATES		6,092,286

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$16,848,508)		16,939,303

Principal Amount
CORPORATE BONDS—UNITED STATES 0.0%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.0%
Frontier Communications Corp., 10.50%, due 9/15/22, 144A(e)	$100,000	97,750

TOTAL CORPORATE BONDS (Identified cost—$100,000)

	Number of Contracts
PURCHASED OPTION CONTRACTS—UNITED STATES 0.0%
S&P 500 Index, Call, USD Strike Price 2,020, expires 10/16/15	100	18,500

TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$130,300)		18,500

	Number of Shares
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(f)	3,000,000	3,000,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,000,000)		3,000,000

TOTAL INVESTMENTS (Identified cost—$281,518,973)	124.9%	$297,681,022

WRITTEN OPTION CONTRACTS	(0.3)	(799,500)

LIABILITIES IN EXCESS OF OTHER ASSETS	(24.6)	(58,618,789)

NET ASSETS (Equivalent to $10.30 per share based on 23,142,068 shares of common stock outstanding)	100.0%	$238,262,733

	Number of Contracts	Value
WRITTEN OPTION CONTRACTS—UNITED STATES (0.3)%
S&P 500 Index, Call, USD Strike Price 1,970, expires 10/16/15	25	$(27,500)
S&P 500 Index, Call, USD Strike Price 1,975, expires 10/16/15	600	(543,000)
S&P 500 Index, Call, USD Strike Price 1,980, expires 10/16/15	200	(153,000)
S&P 500 Index, Call, USD Strike Price 1,990, expires 10/16/15	100	(57,500)
S&P 500 Index, Call, USD Strike Price 2,000, expires 10/16/15	50	(18,500)

TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$2,950,066)		$(799,500)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 42.5% of the net assets of the Fund, 42.4% of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $139,726,114  in aggregate has been pledged as collateral.

(c)     Non-income producing security.

(d)    All or a portion of the security is pledged in connection with written option contracts. $35,471,556 in aggregate has been pledged as collateral.

(e)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)      Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Financial (Common)	14.4
Real Estate (Common)	9.9
Technology (Common)	9.8
Health Care (Common)	9.0
Industrials (Common)	8.7
Consumer—Cyclical (Common)	5.7
Energy (Common)	5.2
Consumer—Non-Cyclical (Common)	5.2
Other	4.4
Banks—Foreign (Preferred)	2.9
Communications (Common)	2.3
Materials (Common)	2.2
Closed-End Funds	2.1
Insurance (Preferred)	2.0
Consumer Staples (Common)	1.7
Electric (Common)	1.3
Consumer Discretionary (Common)	1.3
Telecommunication Services (Common)	1.3
Gas Distribution (Common)	1.0
Banks (Preferred)	1.0
Pipelines (Common)	1.0
Toll Roads (Common)	0.8
Railways (Common)	0.7
Airports (Common)	0.6
Diversified (Common)	0.6
Insurance-Foreign (Preferred)	0.6
Real Estate (Preferred)	0.6
Pipelines—C-Corp (Common)	0.5
Retail (Common)	0.4
Investment Company (Common)	0.4
Automotive (Common)	0.4
Electric—Integrated (Preferred)	0.3
Finance (Preferred)	0.3
Water (Common)	0.3
Industrials (Preferred)	0.3
Insurance—Multi-Line (Preferred)	0.3
Information Technology (Common)	0.3
Shipping (Common)	0.2
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.  The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2015, there were $911,760 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Bermuda	$233,278	$233,278	$—	$—
Canada	3,545,823	3,545,823	—	—
China	1,321,528	825,580	495,948	—
Ireland	5,374,892	5,374,892	—	—
Japan	25,189,262	—	25,027,462	161,800	(b)
Mexico	2,332,261	2,332,261	—	—
Netherlands	4,421,420	3,252,836	1,168,584	—
Singapore	3,794,538	3,297,639	496,899	—
South Korea	945,000	945,000	—	—
Spain	2,468,922	31,995	2,436,927	—
Switzerland	17,040,809	5,272,561	11,768,248	—
United States	135,957,931	135,957,931	—	—
Other Countries	59,671,622	—	59,671,622	—
Closed-End Funds	6,420,016	6,420,016	—	—
Preferred Securities - $25 Par Value	8,908,167	8,908,167	—	—
Preferred Securities - Capital Securities	16,939,303	—	16,939,303	—
Corporate Bonds	97,750	—	97,750	—
Purchased Option Contracts	18,500	18,500	—	—
Short-Term Investments	3,000,000	—	3,000,000	—
Total Investments(a)	$297,681,022	$176,416,479	$121,102,743	$161,800

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Written Option Contracts	$(799,500)	$(799,500)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(799,500)	$(799,500)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Fair valued, pursuant to the Fund’s fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock- Japan
Balance as of December 31, 2014	$—
Purchases	398,965
Sales	(236,612)
Realized loss	(11,883)
Change in unrealized appreciation	11,330
Balance as of September 30, 2015	$161,800

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $11,330.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2015	Valuation Technique	Unobservable Inputs	Input Values
Common Stock :
Japan	$161,800	Market Approach	Last Traded Price Market Index Adjustment	152,800 JPY -0.76%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—Japan is the last traded price and market index adjustment. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.  Derivative Instruments

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2015:

Forward foreign currency exchange contracts
Average Notional Balance	$698,963
Ending Notional Balance	—

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written option contracts during the nine months ended September 30, 2015, were as follows:

	Number
	of Contracts	Premium
Written option contracts outstanding at December 31, 2014	920	$2,529,623
Option contracts written	9,784	26,441,337
Option contracts expired	(4,575)	(10,975,480)
Option contracts terminated in closing transactions	(1,900)	(4,951,146)
Option contracts exercised	(3,254)	(10,094,268)
Written option contracts outstanding at September 30, 2015	975	$2,950,066

Note 3.  Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$281,518,973
Gross unrealized appreciation	$35,955,780
Gross unrealized depreciation	(19,793,731)
Net unrealized appreciation	$16,162,049

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015